                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, NY 10281-1008

June 2, 2005

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

            Re:   OFI Tremont Core Strategies Hedge Fund
                  1933 Act File No. 333-89784/1940 Act File No. 811-21110
                  EDGAR Filing of Post Effective Amendment
                  ----------------------------------------

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made under the Securities Act of
1933,  as amended (the "1933 Act") and the  Investment  Company Act of 1940,  as
amended  (the "1940 Act") on behalf of OFI Tremont  Core  Strategies  Hedge Fund
(the "Fund").  This filing is subject to completion  and includes  Post-Effective
Amendment No. 11 to the Fund's 1933 Act  Registration  Statement on Form N-2 and
Amendment  No. 13 to its 1940 Act  Registration  Statement.  It is proposed this filing will become effective pursuant to section 8(c).

      The SEC Staff is  requested  to address  any  comments on this filing to the undersigned.  Thank you.

                                    Sincerely,

                                    /s/Lisa I. Bloomberg

                                    ------------------------------------------
                                    Vice President & Associate Counsel
                                    Phone: (212) 323-0560
                                    Fax: (212) 323-4071
                                    lbloomberg@oppenheimerfunds.com

cc:   Mayer, Brown, Rowe & Maw, LLP
      Ernst & Young, LLP
      Gloria LaFond